Commitment and Contingencies (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Commitment And Contingencies Details Narrative
Rent payment per month	$ 250	$ 250
lease agreement for office space	2 Years	2 Years